Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares issued	16,019,256	6,445,599
Common stock, shares outstanding	16,019,256	6,445,599
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	75,000,000	75,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock [Member]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	13,708,122	2,560,926
Common stock, shares outstanding	13,708,122	2,560,926
Class B Common Stock [Member]
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	2,311,134	3,884,673
Common stock, shares outstanding	2,311,134	3,884,673